UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (415) 398-8000

Date of fiscal year end:                                             January 31, 2020

Date of reporting period:                                          January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds (“Registrant”) for the fiscal year ended January 31, 2020 is attached hereto.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer (“Code of Ethics for Executive Officers”).

(b)	No response required.

(c)	The Registrant has not made amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2020.

(d)	The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2020.

(e)	Not applicable.

(f)

A copy of the Registrant’s Code of Ethics for Executive Officers, adopted September 21, 2015, is filed as Exhibit 13(a)(1) to this Form N-CSR. The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Registrant’s Shareholder Services Office at (800) 531-5142.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to have a trustee on the Audit Committee who qualifies as an ACFE, given that the financial statements and accounting principles that apply to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $141,700 and $138,300 for the fiscal years ended January 31, 2020 and January 31, 2019, respectively.

(b)

Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2020 and January 31, 2019, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $16,000 and $15,600 for the fiscal years ended January 31, 2020 and January 31, 2019, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d)

All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2020 and January 31, 2019, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, adopted September 21, 2015, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Trust by the Auditor and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of the Auditor to provide any audit or non-audit services on behalf of the Trust, and any non-audit services on behalf of the Trust’s investment adviser (“Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Trust, where the proposed engagement relates directly to the operations and financial reporting of the Trust. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder, that were not pre-approved by the Committee shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2)	None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable to the Registrant because there were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g)

The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $16,000 and $15,600 for the fiscal years ended January 31, 2020 and January 31, 2019, respectively. There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h)

Not applicable to the Registrant as the Registrant’s principal accountant did not render any non-audit services to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board of Trustees for the fiscal year ended January 31, 2020.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Executive Officers that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 2, 2020

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: April 2, 2020

Annual Report Year Ended January 31, 2020

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

The views in this Report are those of the Fund’s investment adviser, Pacific Heights Asset Management, LLC, as of January 31, 2020 and may not reflect their views on the date this Report is first published or anytime thereafter. This Report may contain discussions about certain investments both held and not held in each Fund Portfolio as of January 31, 2020. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Portfolio, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Diversification does not assure a profit, nor does it protect against a loss.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2020 Permanent Portfolio Family of Funds. All rights reserved.

LETTER FROM THE PRESIDENT

Dear Fellow Shareholder:

I am pleased to present you with this Annual Report of Permanent Portfolio Family of Funds for the year ended January 31, 2020. The Annual Report includes the audited financial statements of each of our four Portfolios, as well as additional information such as management commentary, performance data, lists of investments held and financial highlights.

Investing sure got complicated in a hurry. Given the uncertainty surrounding COVID-19 and its contagion to the financial system and markets, we want to pause, take a deep breath, and ensure you that here at Permanent Portfolio Family of Funds we believe our investment philosophy and strategies are as strong as ever and remain focused on building and maintaining wealth over the long term regardless of market conditions.

After a decade-long bull market that appeared reasonably likely to continue, the last month has provided yet another reminder that significant market adjustments are brought on by many factors, including those we don’t always see coming. As a result, prudent investors have to plan for a variety of outcomes at all times. I’m sure many of you are feeling afraid and unsure of what to do next — maybe you haven’t experienced volatility like we’ve seen lately in a long time, or in some cases, ever. Remember, this is why we created Permanent Portfolio. Permanent Portfolio has a 38-year track record in live markets, not assumptions on a spreadsheet. The Fund has real performance in a wide variety of economic, market, financial and political periods going back to 1982. The Fund has weathered multiple market and business cycles over that time. In short, while it is true that history never repeats itself, it does indeed rhyme, and we’ve been here before. So as you continue to navigate the likely short-term volatility that will surely come as our nation works through this crisis over the next several months, remember that building a nest egg is a marathon, not a sprint, and keep your focus on the long term.

I encourage you to visit our website — permanentportfoliofunds.com — which offers a wide range of information on each of our Portfolios, including our current prospectus, statement of additional information, fact sheets, investor guides, performance data, and recent market insights and perspectives, including those contained in our periodic newsletter — The Weather Report. In addition, if you have questions or would like more information on any of our strategies, please contact your investment professional, one of our Institutional Sales representatives at (866) 792-6547, or our Shareholder Services Office at (800) 531-5142.

As always, thank you for your continued trust and confidence in our Family of Funds. We look forward to continuing to help you achieve long term success in reaching your financial goals during this very difficult time.

Sincerely,

Michael J. Cuggino

Chairman and President

PERMANENT PORTFOLIO®

Management’s Discussion and Analysis

Year Ended January 31, 2020 (Unaudited)

Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the year ended January 31, 2020, the Portfolio’s Class I shares achieved a total return of 10.73%, net of expenses to average net assets of .85%, as compared to 2.18% for the FTSE 3-Month U.S. Treasury Bill Index and 21.68% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a 2.49% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the year then ended reflected positive returns on its aggressive growth and real estate stocks, its gold and silver holdings, its U.S. Treasury securities and corporate bonds and its Swiss franc assets, which were only partially offset by negative returns on its natural resource stocks. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 7, 37 and 38.

Mutual fund investing involves risk; loss of principal is possible. Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Although the Portfolio invests in multiple and diverse asset classes, diversification does not assure a profit, nor does it protect against a loss in a declining market. The Portfolio is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers and kinds of assets.

The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2020.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

PERMANENT PORTFOLIO®

Performance Chart

Ten Years Ended January 31, 2020 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

PERMANENT PORTFOLIO®

Average Annual Total Returns

Periods Ended January 31, 2020 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRPFX) (1)	10.73%	4.22%	4.99%	6.06%	12/01/1982
Class A Shares (PRPDX)	10.45%	—	—	6.11%	5/31/2016
Class C Shares (PRPHX)	9.62%	—	—	5.31%	5/31/2016

With Sales Charge
Class A Shares (PRPDX) (2)	4.93%	—	—	4.64%
Class C Shares (PRPHX) (2)	8.62%	—	—	5.31%

FTSE 3-Month U.S. Treasury Bill Index (3)	2.18%	1.07%	.57%	3.72%
Standard & Poor’s 500 Composite Stock Index (3)	21.68%	12.37%	13.97%	11.54%

(1)	Returns for the five-year, ten-year and since inception periods reflect the impact of fee waivers then in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(3)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Permanent Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, as amended July 31, 2019, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2019 were .84%, 1.09% and 1.84% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the year ended January 31, 2020 may be found in the Financial Highlights section of this Report.

Performance data shown above for Permanent Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Permanent Portfolio.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2020

Quantity			Market Value
		GOLD ASSETS — 22.87% of Total Net Assets
	168,806 Troy Oz.	Gold bullion (a)	$267,202,853
	110,000 Coins	One-ounce gold coins (a)	177,077,750

		Total Gold Assets (identified cost $262,053,868)	$444,280,603

		SILVER ASSETS — 5.76% of Total Net Assets
	6,228,394 Troy Oz.	Silver bullion (a)	$111,936,705

		Total Silver Assets (identified cost $97,143,179)	$111,936,705

Principal Amount
		SWISS FRANC ASSETS — 7.66% of Total Net Assets
CHF	70,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$73,607,816
CHF	70,000,000	2.000% Swiss Confederation Bonds, 04-28-21	75,198,038

		Total Swiss Franc Assets (identified cost $144,478,485)	$148,805,854

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.05% of Total Net Assets

		NATURAL RESOURCES — 6.50% of Total Net Assets
	150,000	Apache Corporation	$4,116,000
	200,000	BHP Group, Ltd. (b)	10,222,000
	150,000	BP, p.l.c. (b)	5,419,500
	500,000	Cameco Corporation	4,035,000
	200,000	Canadian Natural Resources Ltd.	5,626,000
	125,000	Chevron Corporation	13,392,500
	125,000	ConocoPhillips	7,428,750
	150,000	Devon Energy Corporation	3,258,000
	125,000	Exxon Mobil Corporation	7,765,000
	4,000,000	Freeport-McMoRan, Inc.	44,400,000
	200,000	Murphy Oil Corporation	4,192,000
	50,000	Nutrien, Ltd.	2,134,500
	150,000	Ovintiv, Inc.	2,344,500
	100,000	Rio Tinto p.l.c (b)	5,343,000
	350,000	South32 Limited (b)	3,003,000
	300,000	Vale S.A. (b)	3,519,000

			$126,198,750

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2020

Number of Shares		Market Value
	REAL ESTATE — 11.55% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$2,186,000
70,000	AvalonBay Communities, Inc.	15,168,300
70,000	Boston Properties, Inc.	10,034,500
100,000	Digital Realty Trust, Inc.	12,299,000
100,000	Duke Realty Corporation	3,631,000
70,000	Essex Property Trust, Inc.	21,683,200
70,000	Federal Realty Investment Trust	8,751,400
750,000	Franklin Street Properties Corporation	5,700,000
100,000	Highwoods Properties, Inc.	5,011,000
250,000	Investors Real Estate Trust	18,425,000
150,000	Kimco Realty Corporation	2,857,500
100,000	Macquarie Infrastructure Corporation	4,411,000
400,000	Outfront Media, Inc.	11,896,000
100,000	Prologis, Inc.	9,288,000
100,000	Regency Centers Corporation	6,204,000
75,000	Texas Pacific Land Trust	56,678,250
100,000	UDR, Inc.	4,791,000
200,000	Urstadt Biddle Properties, Inc.	3,500,000
500,000	Urstadt Biddle Properties, Inc. Class A	11,335,000
70,000	Vornado Realty Trust	4,603,900
100,000	Washington Real Estate Investment Trust	3,044,000
100,000	Weyerhaeuser Company	2,895,000

		$224,393,050

	Total Real Estate and Natural Resource Stocks (identified cost $368,438,654)	$350,591,800

	AGGRESSIVE GROWTH STOCKS — 18.55% of Total Net Assets

	AEROSPACE — 1.54% of Total Net Assets
70,000	Lockheed Martin Corporation	$29,968,400

		$29,968,400
	CHEMICALS — 1.07% of Total Net Assets
70,000	Air Products & Chemicals, Inc.	$16,709,700
50,000	Albemarle Corporation	4,014,000

		$20,723,700
	COMPUTER SOFTWARE & SERVICES — 2.63% of Total Net Assets
70,000	Autodesk, Inc. (a)	$13,779,500
250,000	Sailpoint Technologies Holdings, Inc. (a)	6,272,500
250,000	Twilio, Inc. Class A (a)	31,085,000

		$51,137,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.03% of Total Net Assets
25,000	Broadcom, Inc.	$7,629,000
100,000	Intel Corporation	6,393,000
25,000	NVIDIA Corporation	5,910,750

		$19,932,750
	ENERGY SERVICES & PROCESSING — .49% of Total Net Assets
70,000	HollyFrontier Corporation	$3,144,400
70,000	Phillips 66	6,395,900

		$9,540,300

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2020

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .43% of Total Net Assets
100,000	Fluor Corporation	$1,789,000
100,000	Lennar Corporation Class A	6,636,000

		$8,425,000
	ENTERTAINMENT & LEISURE — 3.45% of Total Net Assets
70,000	Disney (Walt) Company	$9,681,700
240,000	Facebook, Inc. Class A (a)	48,458,400
70,000	Wynn Resorts, Ltd.	8,831,200

		$66,971,300
	FINANCIAL SERVICES — 1.81% of Total Net Assets
70,000	First Republic Bank	$7,761,600
400,000	KeyCorp	7,484,000
150,000	Morgan Stanley	7,839,000
150,000	Schwab (Charles) Corporation	6,832,500
70,000	State Street Corporation	5,294,100

		$35,211,200
	MANUFACTURING — 2.09% of Total Net Assets
70,000	Agilent Technologies, Inc.	$5,779,200
70,000	Illinois Tool Works, Inc.	12,248,600
70,000	IPG Photonics Corporation (a)	8,936,900
70,000	Parker-Hannifin Corporation	13,698,300

		$40,663,000
	MATERIALS — .25% of Total Net Assets
100,000	Nucor Corporation	$4,749,000

		$4,749,000
	PHARMACEUTICALS — 1.11% of Total Net Assets
70,000	Amgen, Inc.	$15,123,500
150,000	Atara Biotherapeutics, Inc. (a)	1,984,500
70,000	Gilead Sciences, Inc.	4,424,000

		$21,532,000
	RETAIL — 1.35% of Total Net Assets
70,000	Costco Wholesale Corporation	$21,386,400
70,000	Williams-Sonoma, Inc.	4,905,600

		$26,292,000
	TRANSPORTATION — 1.30% of Total Net Assets
70,000	FedEx Corporation	$10,124,800
70,000	Kansas City Southern	11,808,300
70,000	Ryder System, Inc.	3,340,400

		$25,273,500

	Total Aggressive Growth Stocks (identified cost $142,141,120)	$360,419,150

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2020

Principal Amount		Market Value
	DOLLAR ASSETS — 26.52% of Total Net Assets

	CORPORATE BONDS — 15.25% of Total Net Assets

	ADVERTISING & MARKETING — .10% of Total Net Assets
$1,875,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$1,948,398

		$1,948,398
	AUTOMOBILES — .85% of Total Net Assets
5,000,000	2.677% Ford Motor Credit Company, LLC, 06-12-20 (c)	$5,001,818
6,248,000	3.336% Ford Motor Credit Company, LLC, 03-18-21 (c)	6,315,213
5,150,000	2.710% Ford Motor Credit Company, LLC, 04-05-21 (c)	5,134,838

		$16,451,869
	COMPUTER SOFTWARE & SERVICES — .65% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,579,564
5,000,000	2.567% Hewlett Packard Enterprise Company, 03-12-21 (c)	5,020,202

		$12,599,766
	CONSUMER PRODUCTS — 1.46% of Total Net Assets
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	$6,194,608
8,500,000	2.500% J. M. Smucker Company, 03-15-20	8,506,231
3,000,000	3.625% Mondelez International, Inc., 05-07-23	3,165,125
6,500,000	2.750% Reckitt Benckiser Group plc, 06-26-24 (d)	6,727,516
3,571,000	3.250% Unilever Capital Corporation, 03-07-24	3,778,073

		$28,371,553
	ENERGY SERVICES & PROCESSING — .28% of Total Net Assets
5,000,000	4.750% Marathon Petroleum Corporation, 12-15-23	$5,461,440

		$5,461,440
	ENGINEERING & CONSTRUCTION — .42% of Total Net Assets
4,075,000	2.550% D.R. Horton, Inc., 12-01-20	$4,100,204
4,000,000	2.500% D.R. Horton, Inc., 10-15-24	4,072,286

		$8,172,490
	FINANCIAL SERVICES — 4.56% of Total Net Assets
7,642,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (d)	$8,192,988
3,640,000	4.400% Apollo Management Holdings, LLC, 05-27-26 (d)	4,010,663
7,000,000	3.050% Capital One Financial Corporation, 03-09-22	7,173,439
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	5,019,328
4,500,000	3.875% JPMorgan Chase & Company, 09-10-24	4,858,294
12,500,000	2.900% KeyCorp, 09-15-20	12,613,394
35,350,000	2.546% Manufacturers & Traders Trust Company, 12-01-21 (c)	35,416,847
6,500,000	4.875% Morgan Stanley, 11-01-22	7,000,520
4,305,000	2.404% Regions Bank, 08-13-21 (c)	4,305,458

		$88,590,931
	INSURANCE — 1.01% of Total Net Assets
4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	$4,378,774
10,000,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	10,620,220
4,030,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (d)	4,626,017

		$19,625,011
	LODGING — .59% of Total Net Assets
11,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	$11,445,142

		$11,445,142

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2020

Principal Amount		Market Value
	MANUFACTURING — .11% of Total Net Assets
$2,070,000	3.875% Kennametal, Inc., 02-15-22	$2,137,673

		$2,137,673
	NATURAL RESOURCES — 1.07% of Total Net Assets
5,000,000	4.875% EQT Corporation, 11-15-21	$5,161,840
1,740,000	3.750% Mosaic Company, 11-15-21	1,784,225
3,200,000	4.250% Mosaic Company, 11-15-23	3,435,682
1,430,000	4.050% Mosaic Company, 11-15-27	1,526,412
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	8,924,460

		$20,832,619
	REAL ESTATE — 2.57% of Total Net Assets
12,000,000	3.700% Corporate Office Properties, L.P., 06-15-21	$12,210,732
4,430,000	3.600% Corporate Office Properties, L.P., 05-15-23	4,585,309
6,968,000	5.250% Corporate Office Properties, L.P., 02-15-24	7,527,391
4,115,000	4.375% Duke Realty, L.P., 06-15-22	4,324,497
2,561,000	4.400% Lexington Realty Trust, 06-15-24	2,693,243
1,753,000	4.625% Site Centers Corporation, 07-15-22	1,835,675
2,366,000	3.625% Site Centers Corporation, 02-01-25	2,483,954
10,745,000	2.884% SL Green Operating Partnership, L.P., 08-15-21 (c)	10,749,615
3,374,000	3.950% Washington Real Estate Investment Trust, 10-15-22	3,507,722

		$49,918,138
	TRANSPORTATION — .40% of Total Net Assets
7,500,000	3.450% Ryder System, Inc., 11-15-21	$7,715,389

		$7,715,389
	UTILITIES — 1.18% of Total Net Assets
8,000,000	4.104% Dominion Energy, Inc., 04-01-21 (c)	$8,187,800
5,000,000	5.200% National Fuel Gas Company, 07-15-25	5,574,242
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,210,069

		$22,972,111

		$296,242,530

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

January 31, 2020

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 11.27% of Total Net Assets
$20,000,000	United States Treasury bills .338%, 02-04-20 (e)	$19,999,261
20,000,000	United States Treasury bills 1.420%, 03-05-20 (e)	19,973,648
25,000,000	United States Treasury bills 1.441%, 03-17-20 (e)	24,954,608
32,500,000	United States Treasury bonds 6.250%, 08-15-23	38,009,292
45,000,000	United States Treasury bonds 6.000%, 02-15-26	57,073,088
45,000,000	United States Treasury bonds 5.250%, 11-15-28	59,045,206

		$219,055,103

	Total Dollar Assets (identified cost $486,199,113)	$515,297,633

	Total Portfolio — 99.41% of total net assets (identified cost $1,500,454,419) (f)	$1,931,331,745
	Other assets, less liabilities (.59% of total net assets)	11,456,783

	Net assets applicable to outstanding shares	$1,942,788,528

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of January 31, 2020.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2020, these securities amounted to $23,557,184, or 1.21% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Interest rate represents yield to maturity.
	(f) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SHORT-TERM TREASURY PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2020 (Unaudited)

Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury, such as U.S. Agency securities. The Portfolio expects to maintain a dollar-weighted average length to maturity and duration of zero to three years. During the year ended January 31, 2020, the Portfolio’s Class I shares achieved a total return of 1.66%, net of expenses to average net assets of .66%, as compared to 2.18% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the year then ended was primarily due to improving investment returns available on short-term U.S. Treasury and Agency securities in excess of Portfolio expenses during the period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of January 31, 2020.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

SHORT-TERM TREASURY PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2020 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHORT-TERM TREASURY PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2020 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRTBX) (1)	1.66%	.45%	-.08%	2.34%	5/26/1987
FTSE 3-Month U.S. Treasury Bill Index (2)	2.18%	1.07%	.57%	3.15%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)	The date used to calculate performance since inception for the index is the inception date of the Class I shares.

The table above shows Short-Term Treasury Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, the total annual operating expenses before and after fee waivers (“expense ratios”) for the year ended January 31, 2019 were 1.23% and .67%, respectively. The expense ratios for the year ended January 31, 2020 may be found in the Financial Highlights section of this Report.

Performance data shown above for Short-Term Treasury Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Short-Term Treasury Portfolio.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

January 31, 2020

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 3.96% of Total Net Assets
$500,000	Federal National Mortgage Association 1.750%, 05-25-21	$500,041

	Total United States Agency Securities (identified cost $500,000)	$500,041

	UNITED STATES TREASURY SECURITIES — 79.18% of Total Net Assets
2,000,000	United States Treasury bills .338%, 02-04-20 (a)	$1,999,926
2,000,000	United States Treasury bills 1.271%, 02-20-20 (a)	1,998,612
2,000,000	United States Treasury notes 2.375%, 04-30-20	2,003,774
2,000,000	United States Treasury notes 1.500%, 05-31-20	1,999,094
2,000,000	United States Treasury notes 1.500%, 07-15-20	1,999,732

	Total United States Treasury Securities (identified cost $9,996,260)	$10,001,138

	Total Portfolio — 83.14% of total net assets (identified cost $10,496,260) (b)	$10,501,179
	Other assets, less liabilities (16.86% of total net assets)	2,129,284

	Net assets applicable to outstanding shares	$12,630,463

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2020 (Unaudited)

Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the year ended January 31, 2020, the Portfolio’s Class I shares achieved a total return of 8.58%, net of expenses to average net assets of .66%, as compared to 6.79% for the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, 4.31% for the FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and 4.86% for the FTSE BIG Credit A 1-3 Year Corporate Bond Index over the same period. While the returns of the indices during the year then ended were consistent with the general level and direction of interest rates during the period, the Portfolio’s return exceeded the performance of the indices, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices, its investments in U.S. dollar denominated corporate securities and its investments having longer durations, greater credit risk and less currency risk than the indices. The returns of the indices do not reflect a deduction for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 21, 41 and 42.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of January 31, 2020. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

VERSATILE BOND PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2020 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Bloomberg Barclays Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Bloomberg Barclays Global Aggregate Bond Index and has characteristics relevant to the Portfolio’s investment strategies after May 30, 2012. The FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and the FTSE BIG Credit A 1-3 Year Corporate Bond Index are components of the FTSE Broad Investment-Grade (BIG) Bond Index and have characteristics relevant to the Portfolio’s investment strategies prior to May 30, 2012. Both indices are market-capitalization weighted and include bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. They should not be considered predictive or representative of results the Portfolio may experience under its current investment strategy. You cannot invest directly in an index. Returns shown for the indices reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

VERSATILE BOND PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2020 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRVBX) (1)(2)	8.58%	3.69%	3.26%	3.61%	9/27/1991
Class A Shares (PRVDX) (1)	8.29%	—	—	5.09%	5/31/2016
Class C Shares (PRVHX) (1)	7.49%	—	—	4.31%	5/31/2016

With Sales Charge
Class A Shares (PRVDX) (1)(3)	3.96%	—	—	3.93%
Class C Shares (PRVHX) (1)(3)	6.49%	—	—	4.31%

Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index (4)(5)	6.79%	2.66%	2.52%	5.32%
FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index (5)	4.31%	1.83%	1.72%	4.33%
FTSE BIG Credit A 1-3 Year Corporate Bond Index (5)	4.86%	2.20%	2.27%	4.63%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)

Returns for periods prior to May 30, 2012 reflect the Portfolio’s results under its prior investment strategies. Such returns should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.

(3)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 4.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(4)

The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index commenced on September 30, 2002. Performance of the Index for periods prior to September 30, 2002, is calculated using the return data of the Bloomberg Barclays Global Aggregate Bond Index through September 29, 2002 and the return data of the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002.

(5)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Versatile Bond Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, as amended July 31, 2019, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2019, before fee waivers, were 1.22%, 1.47% and 2.22% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the same period, after fee waivers, were .66%, .91% and 1.66% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the year ended January 31, 2020 may be found in the Financial Highlights section of this Report.

Performance data shown above for Versatile Bond Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Versatile Bond Portfolio.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2020

Principal Amount		Market Value
	CORPORATE BONDS — 76.21% of Total Net Assets

	ADVERTISING & MARKETING — 2.92% of Total Net Assets
$600,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$623,487

		$623,487
	AUTOMOBILES — 5.03% of Total Net Assets
600,000	2.677% Ford Motor Credit Company, LLC, 06-12-20 (a)	$600,218
225,000	2.332% Ford Motor Credit Company, LLC, 11-02-20 (a)	224,253
250,000	2.710% Ford Motor Credit Company, LLC, 04-05-21 (a)	249,264

		$1,073,735
	CHEMICALS — 1.33% of Total Net Assets
275,000	3.600% Westlake Chemical Corporation, 07-15-22	$283,832

		$283,832
	COMPUTER SOFTWARE & SERVICES — 1.64% of Total Net Assets
350,000	.875% FireEye, Inc., 06-01-24 (b)	$349,266

		$349,266
	ENERGY SERVICES & PROCESSING — 4.86% of Total Net Assets
1,000,000	4.750% El Paso Energy Capital Trust, 03-31-28 (b)	$1,038,400

		$1,038,400
	ENGINEERING & CONSTRUCTION — 2.36% of Total Net Assets
500,000	2.550% D.R. Horton, Inc., 12-01-20	$503,093

		$503,093
	ENTERTAINMENT & LEISURE — 1.78% of Total Net Assets
375,000	3.250% Viacom, Inc., 03-15-23	$380,362

		$380,362
	FINANCIAL SERVICES — 16.43% of Total Net Assets
975,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	$1,045,297
127,000	4.250% Associated Banc-Corp, 01-15-25	137,265
125,000	6.750% B. Riley Financial, Inc., 05-31-24	126,600
400,000	5.500% Jefferies Group, LLC, 10-18-23	440,660
500,000	4.850% Jefferies Group, LLC, 01-15-27	555,719
700,000	2.546% Manufacturers & Traders Trust Company, 12-01-21 (a)	701,324
4,000	6.000% New York Community Capital Trust V, Inc., 11-01-51 (b)	203,800
300,000	2.289% Regions Bank, 04-01-21 (a)	299,865

		$3,510,530
	INSURANCE — 5.73% of Total Net Assets
300,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$305,496
350,000	4.350% Kemper Corporation, 02-15-25	379,371
750,000	7.450% Phoenix Companies, Inc., 01-15-32	540,000

		$1,224,867
	LODGING — 2.92% of Total Net Assets
600,000	3.375% Hyatt Hotels Corporation, 07-15-23	$624,280

		$624,280
	MANUFACTURING — 5.76% of Total Net Assets
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$513,008
375,000	3.875% Kennametal, Inc., 02-15-22	387,260
300,000	4.625% Kennametal, Inc., 06-15-28	329,441

		$1,229,709

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2020

Principal Amount		Market Value
	NATURAL RESOURCES — 9.96% of Total Net Assets
$505,000	3.375% Agrium Corporation, 03-15-25	$529,510
350,000	4.875% EQT Corporation, 11-15-21	361,329
350,000	4.250% Mosaic Company, 11-15-23	375,778
250,000	5.750% Newfield Exploration Corporation, 01-30-22	265,781
500,000	6.950% Occidental Petroleum Corporation, 07-01-24	594,964

		$2,127,362
	REAL ESTATE — 8.94% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23	$129,500
450,000	3.700% Corporate Office Properties, L.P., 06-15-21	457,902
150,000	3.600% Corporate Office Properties, L.P., 05-15-23	155,259
300,000	5.250% Corporate Office Properties, L.P., 02-15-24	324,084
160,000	4.625% ESH Hospitality, Inc., 10-01-27 (c)	160,600
450,000	4.400% Lexington Realty Trust, 06-15-24	473,237
200,000	4.625% SITE Centers Corporation, 07-15-22	209,432

		$1,910,014
	RESTAURANTS — 1.45% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$309,069

		$309,069
	TRANSPORTATION — 1.16% of Total Net Assets
250,000	3.000% SEACOR Holdings, Inc., 11-15-28 (b)	$247,982

		$247,982
	UTILITIES — 3.94% of Total Net Assets
375,000	4.104% Dominion Energy, Inc., 04-01-21 (a)	$383,803
450,000	4.625% UIL Holdings Corporation, 10-01-20	457,881

		$841,684

	Total Corporate Bonds (identified cost $15,969,633)	$16,277,672

	UNITED STATES TREASURY SECURITIES — 9.36% of Total Net Assets
2,000,000	United States Treasury bills .338%, 02-04-20 (d)	$1,999,926

	Total United States Treasury Securities (identified cost $1,999,756)	$1,999,926

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

January 31, 2020

Number of Shares
	PREFERRED STOCKS — 14.06% of Total Net Assets

	REAL ESTATE — 14.06% of Total Net Assets
$7,500	6.375% Brookfield Property REIT, Inc. Cumulative Perpetual Preferred Class A	$191,475
25,000	6.625% Investors Real Estate Trust Cumulative Perpetual Preferred Class C	673,260
40,000	6.125% Monmouth REIT Cumulative Perpetual Preferred Class C	1,006,400
30,000	7.800% RLJ Lodging Trust Perpetual Preferred Class A (b)	866,700
10,000	6.750% UMH Properties, Inc. Cumulative Perpetual Preferred Class C	265,400

		$3,003,235

	Total Preferred Stocks (identified cost $2,855,580)	$3,003,235

	Total Portfolio — 99.63% of total net assets (identified cost $20,824,969) (e)	$21,280,833
	Other assets, less liabilities (.37% of total net assets)	79,114

	Net assets applicable to outstanding shares	$21,359,947

	Notes:
	(a) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of January 31, 2020.
	(b) Convertible security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2020, these securities amounted to $1,205,897, or 5.65% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH PORTFOLIO

Management’s Discussion and Analysis

Year Ended January 31, 2020 (Unaudited)

Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the year ended January 31, 2020, the Portfolio’s Class I shares achieved a total return of 11.91%, net of expenses to average net assets of 1.23%, as compared to 15.79% for the Dow Jones Industrial Average and 21.68% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2020 included aerospace, retail, chemicals, electrical equipment and electronics, and entertainment and leisure, while natural resources, energy services and processing, pharmaceuticals, and materials provided the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 27, 44 and 45.

Mutual fund investing involves risk; loss of principal is possible. Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2020.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

AGGRESSIVE GROWTH PORTFOLIO

Performance Chart

Ten Years Ended January 31, 2020 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

AGGRESSIVE GROWTH PORTFOLIO

Average Annual Total Returns

Periods Ended January 31, 2020 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PAGRX)	11.91%	7.06%	10.96%	9.94%	1/02/1990
Class A Shares (PAGDX)	11.63%	—	—	10.81%	5/31/2016
Class C Shares (PAGHX)	10.80%	—	—	9.98%	5/31/2016

With Sales Charge
Class A Shares (PAGDX) (1)	6.04%	—	—	9.27%
Class C Shares (PAGHX) (1)	9.80%	—	—	9.98%

Dow Jones Industrial Average-Total Return (2)	15.79%	13.21%	13.69%	10.64%
Standard & Poor’s 500 Composite Stock Index (2)	21.68%	12.37%	13.97%	9.87%

(1)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(2)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Aggressive Growth Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, as amended July 31, 2019, the total annual operating expenses (“expense ratios”) for the year ended January 31, 2019 were 1.23%, 1.48% and 2.23% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the year ended January 31, 2020 may be found in the Financial Highlights section of this Report.

Performance data shown above for Aggressive Growth Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Aggressive Growth Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2020

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 99.94% of Total Net Assets

	AEROSPACE — 6.87% of Total Net Assets
4,000	Lockheed Martin Corporation	$1,712,480

		$1,712,480
	CHEMICALS — 5.44% of Total Net Assets
4,000	Air Products & Chemicals, Inc.	$954,840
5,000	Albemarle Corporation	401,400

		$1,356,240
	COMPUTER SOFTWARE & SERVICES — 13.93% of Total Net Assets
5,000	Autodesk, Inc. (a)	$984,250
20,000	Twilio, Inc. Class A (a)	2,486,800

		$3,471,050
	ELECTRICAL EQUIPMENT & ELECTRONICS — 9.09% of Total Net Assets
3,000	Broadcom, Inc.	$915,480
10,000	Intel Corporation	639,300
3,000	NVIDIA Corporation	709,290

		$2,264,070
	ENERGY SERVICES & PROCESSING — 2.71% of Total Net Assets
15,000	HollyFrontier Corporation	$673,800

		$673,800
	ENGINEERING & CONSTRUCTION — 2.10% of Total Net Assets
7,000	Fluor Corporation	$125,230
6,000	Lennar Corporation Class A	398,160

		$523,390
	ENTERTAINMENT & LEISURE — 10.98% of Total Net Assets
5,000	Disney (Walt) Company	$691,550
7,000	Facebook, Inc. Class A (a)	1,413,370
5,000	Wynn Resorts, Ltd.	630,800

		$2,735,720
	FINANCIAL SERVICES — 11.56% of Total Net Assets
7,000	First Republic Bank	$776,160
40,000	KeyCorp	748,400
10,000	Morgan Stanley	522,600
10,000	Schwab (Charles) Corporation	455,500
5,000	State Street Corporation	378,150

		$2,880,810
	MANUFACTURING — 11.66% of Total Net Assets
5,000	Agilent Technologies, Inc.	$412,800
5,000	Illinois Tool Works, Inc.	874,900
5,000	IPG Photonics Corporation (a)	638,350
5,000	Parker-Hannifin Corporation	978,450

		$2,904,500
	MATERIALS — 1.14% of Total Net Assets
6,000	Nucor Corporation	$284,940

		$284,940

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

January 31, 2020

Number of Shares		Market Value
	NATURAL RESOURCES — 4.83% of Total Net Assets
75,000	Freeport-McMoRan, Inc.	$832,500
5,000	Nutrien, Ltd.	213,450
10,000	Ovintiv, Inc.	156,300

		$1,202,250
	PHARMACEUTICALS — 6.07% of Total Net Assets
4,000	Amgen, Inc.	$864,200
25,000	Atara Biotherapeutics, Inc. (a)	330,750
5,000	Gilead Sciences, Inc.	316,000

		$1,510,950
	RETAIL — 6.31% of Total Net Assets
4,000	Costco Wholesale Corporation	$1,222,080
5,000	Williams-Sonoma, Inc.	350,400

		$1,572,480
	TRANSPORTATION — 7.25% of Total Net Assets
5,000	FedEx Corporation	$723,200
5,000	Kansas City Southern	843,450
5,000	Ryder System, Inc.	238,600

		$1,805,250

	Total Portfolio — 99.94% of total net assets (identified cost $8,721,804) (b)	$24,897,930
	Other assets, less liabilities (.06% of total net assets)	15,407

	Net assets applicable to outstanding shares	$24,913,337

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2020

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $262,053,868; $—; $— and $—, respectively)	$444,280,603	$—	$—	$—
Silver assets (identified cost $97,143,179; $—; $— and $—, respectively)	111,936,705	—	—	—

	556,217,308	—	—	—
Swiss franc bonds	148,805,854	—	—	—
Real estate and natural resource stocks	350,591,800	—	—	—
Aggressive growth stocks	360,419,150	—	—	24,897,930
Corporate bonds	296,242,530	—	16,277,672	—
Preferred stocks	—	—	3,003,235	—
United States Agency securities	—	500,041	—	—
United States Treasury securities	219,055,103	10,001,138	1,999,926	—

Total investments (identified cost $1,500,454,419; $10,496,260; $20,824,969 and $8,721,804, respectively)	1,931,331,745	10,501,179	21,280,833	24,897,930
Cash	—	2,115,947	—	23,857
Accounts receivable for shares of the portfolio sold	2,411,993	—	12,000	1,221
Accrued interest, dividends and foreign taxes receivable	13,702,191	20,305	115,440	19,188
Prepaid expenses	27,881	197	302	370

Total assets	1,947,473,810	12,637,628	21,408,575	24,942,566

LIABILITIES
Bank overdraft	1,400,422	—	36,406	—
Accounts payable for investments purchased	744,430	—	—	—
Accounts payable for shares of the portfolio redeemed	1,161,791	—	500	2,071
Accrued investment advisory fees	1,352,035	7,165	11,296	26,025
Accrued distribution and service fees	26,604	—	426	1,133

Total liabilities	4,685,282	7,165	48,628	29,229

NET ASSETS	$1,942,788,528	$12,630,463	$21,359,947	$24,913,337

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2020

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$47,434	$194	$346	$430
Paid-in capital	1,480,029,788	12,600,014	21,577,487	7,311,279

	1,480,077,222	12,600,208	21,577,833	7,311,709
Total distributable earnings (deficit)	462,711,306	30,255	(217,886)	17,601,628

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,942,788,528	$12,630,463	$21,359,947	$24,913,337

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$1,926,722,873	$12,630,463	$21,335,201	$24,796,414
Shares outstanding	47,038,924	194,103	345,531	427,605
Net asset value and redemption proceeds per share	$40.96	$65.07	$61.75	$57.99
CLASS A SHARES
Net assets applicable to outstanding shares	$9,751,695	—	$13,070	$67,839
Shares outstanding	238,667	—	212	1,170
Net asset value per share	$40.86	—	$61.72	$57.99
Offering price per share (NAV per share plus maximum sales charge) (1)	$43.01	—	$64.29	$61.04
CLASS C SHARES
Net assets applicable to outstanding shares	$6,313,960	—	$11,676	$49,084
Shares outstanding	156,088	—	190	868
Net asset value per share	$40.45	—	$61.55	$56.54
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$40.05	—	$60.93	$55.97

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Year Ended January 31, 2020

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$18,953,682	$330,351	$501,491	$—
Dividends	16,402,412	—	208,170	435,908
Other income	861	—	—	—

	35,356,955	330,351	709,661	435,908
EXPENSES (Notes 3 & 4)
Investment advisory fee	15,759,536	171,723	212,439	304,078
Trustees’ fees and expenses	645,982	4,705	5,517	8,366
Legal expense	98,832	743	904	1,309
Distribution and service fees — Class A	19,703	—	113	674
Distribution and service fees — Class C	49,319	—	48	494

Total expenses	16,573,372	177,171	219,021	314,921
Less waiver of investment advisory fee	—	(81,342)	(100,628)	—

Net expenses	16,573,372	95,829	118,393	314,921

Net investment income before foreign income taxes deducted at source	18,783,583	234,522	591,268	120,987
Less foreign income taxes deducted at source, net of refundable taxes	(59,504)	—	—	(1,976)

NET INVESTMENT INCOME	18,724,079	234,522	591,268	119,011

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	85,644,135	—	254,085	1,769,356
Investments other than securities	2,969,581	—	—	—
Foreign currency transactions	(208,159)	—	—	—

	88,405,557	—	254,085	1,769,356
Change in unrealized appreciation (depreciation) of:
Investments	88,763,228	4,823	560,677	928,404
Translation of assets and liabilities in foreign currencies	484,636	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	177,653,421	4,823	814,762	2,697,760

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$196,377,500	$239,345	$1,406,030	$2,816,771

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Year Ended January 31, 2020	Year Ended January 31, 2019
OPERATIONS
Net investment income	$18,724,079	$21,466,299
Net realized gain (loss) on investments in securities	85,644,135	85,216,605
Net realized gain (loss) on investments other than securities	2,969,581	(26,174,946)
Net realized loss on foreign currency transactions	(208,159)	(2,197,523)
Change in unrealized appreciation (depreciation) of investments	88,763,228	(154,113,644)
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	484,636	(632,154)

Net increase (decrease) in net assets resulting from operations	196,377,500	(76,435,363)

DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 2)
Class I	(53,778,511)	(145,295,668)
Class A	(229,183)	(410,593)
Class C	(114,723)	(258,812)

Total distributions to shareholders	(54,122,417)	(145,965,073)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	212,430,918	241,293,274
Class A	4,186,742	6,647,624
Class C	2,402,572	1,967,186
Distributions reinvested
Class I	45,463,958	121,978,411
Class A	219,696	410,044
Class C	85,743	203,124
Shares redeemed
Class I	(442,399,684)	(728,476,266)
Class A	(1,666,136)	(3,915,247)
Class C	(569,428)	(636,602)

Net increase (decrease) from capital stock transactions	(179,845,619)	(360,528,452)

NET INCREASE (DECREASE) IN NET ASSETS	(37,590,536)	(582,928,888)

NET ASSETS AT BEGINNING OF YEAR	1,980,379,064	2,563,307,952

NET ASSETS AT END OF YEAR	$1,942,788,528	$1,980,379,064

SHARE TRANSACTIONS
Shares sold
Class I	5,319,475	6,032,142
Class A	105,815	164,629
Class C	61,076	49,336
Distributions reinvested
Class I	1,147,790	3,330,923
Class A	5,559	11,219
Class C	2,188	5,597
Shares redeemed
Class I	(11,175,027)	(18,475,422)
Class A	(42,340)	(97,818)
Class C	(14,626)	(16,681)

INCREASE (DECREASE) IN SHARES OUTSTANDING	(4,590,090)	(8,996,075)

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019	Year Ended January 31, 2020	Year Ended January 31, 2019

$234,522	$156,526	$591,268	$253,662	$119,011	$61,674
—	—	254,085	(190,628)	1,769,356	4,093,663
—	—	—	—	—	—
—	—	—	—	—	—
4,823	19,474	560,677	199,450	928,404	(6,179,174)
—	—	—	—	—	—

239,345	176,000	1,406,030	262,484	2,816,771	(2,023,837)

(225,277)	(112,307)	(521,436)	(136,172)	(2,123,867)	(2,492,867)
—	—	(416)	(173)	(7,609)	(31,936)
—	—	(174)	(84)	(4,193)	(4,606)

(225,277)	(112,307)	(522,026)	(136,429)	(2,135,669)	(2,529,409)

2,207,492	6,547,575	13,237,543	5,060,454	1,157,259	674,785
—	—	9,600	—	176	286,351
—	—	—	—	—	5,994

213,674	108,076	509,687	129,786	2,054,640	2,416,637
—	—	416	173	7,610	31,936
—	—	174	84	4,194	4,606

(5,734,592)	(3,196,721)	(2,652,908)	(2,448,610)	(4,037,410)	(4,955,192)
—	—	(10,073)	—	(267,428)	(32,133)
—	—	—	—	(3,314)	—

(3,313,426)	3,458,930	11,094,439	2,741,887	(1,084,273)	(1,567,016)

(3,299,358)	3,522,623	11,978,443	2,867,942	(403,171)	(6,120,262)

15,929,821	12,407,198	9,381,504	6,513,562	25,316,508	31,436,770

$12,630,463	$15,929,821	$21,359,947	$9,381,504	$24,913,337	$25,316,508

33,773	100,736	220,305	87,351	19,243	10,788
—	—	162	—	3	4,229
—	—	—	—	—	93

3,289	1,667	8,368	2,269	36,657	43,979
—	—	7	3	136	583
—	—	3	2	77	85

(87,801)	(49,122)	(43,659)	(42,399)	(68,664)	(77,986)
—	—	(164)	—	(4,428)	(587)
—	—	—	—	(57)	—

(50,739)	53,281	185,022	47,226	(17,033)	(18,816)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Year Ended January 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$38.07	$42.01	$39.04	$34.37	$40.72

Income (loss) from investment operations:
Net investment income (2)	.39	.37	.35	.27	.31
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	3.65	(1.52)	3.50	4.76	(4.22)

Total income (loss) from investment operations	4.04	(1.15)	3.85	5.03	(3.91)

Less distributions from:
Net investment income	(.39)	(.31)	(.34)	(.31)	(.41)
Net realized gain on investments	(.76)	(2.48)	(.54)	(.05)	(2.03)

Total distributions	(1.15)	(2.79)	(.88)	(.36)	(2.44)

Net asset value, end of year	$40.96	$38.07	$42.01	$39.04	$34.37

Total return (4)	10.73%	(2.47)%	9.97%	14.65%	(9.69)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$1,926,723	$1,969,888	$2,556,582	$2,795,366	$2,763,227

Portfolio turnover rate	15.26%	18.62%	9.03%	19.08%	5.92%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.85%	.84%	.82%	.82%	.80%
Before Advisory Fee waiver	.85%	.84%	.82%	.82%	.80%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	.97%	.93%	.88%	.71%	.79%
Before Advisory Fee waiver	.97%	.93%	.88%	.71%	.79%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Year Ended January 31,			Eight Months Ended January 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$37.99	$41.94	$39.01	$37.31

Income (loss) from investment operations:
Net investment income (loss) (2)	.27	.26	.22	(.30)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	3.66	(1.50)	3.52	2.33

Total income (loss) from investment operations	3.93	(1.24)	3.74	2.03

Less distributions from:
Net investment income	(.30)	(.23)	(.27)	(.28)
Net realized gain on investments	(.76)	(2.48)	(.54)	(.05)

Total distributions	(1.06)	(2.71)	(.81)	(.33)

Net asset value, end of period	$40.86	$37.99	$41.94	$39.01

Total return (4)	10.45%	(2.70)%	9.69%	5.45%†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$9,752	$6,444	$3,842	$1,568

Portfolio turnover rate	15.26%	18.62%	9.03%	19.08% †
Ratio of expenses to average net assets	1.10%	1.09%	1.07%	1.07% *
Ratio of net investment income (loss) to average net assets	.68%	.65%	.55%	(1.17)% *

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Year Ended January 31,			Eight Months Ended January 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$37.67	$41.68	$38.87	$37.31

Income (loss) from investment operations:
Net investment loss (2)	(.03)	(.04)	(.07)	(.21)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	3.63	(1.48)	3.48	2.04

Total income (loss) from investment operations	3.60	(1.52)	3.41	1.83

Less distributions from:
Net investment income	(.06)	(.01)	(.06)	(.22)
Net realized gain on investments	(.76)	(2.48)	(.54)	(.05)

Total distributions	(.82)	(2.49)	(.60)	(.27)

Net asset value, end of period	$40.45	$37.67	$41.68	$38.87

Total return (4)	9.62%	(3.43)%	8.87%	4.92%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$6,314	$4,047	$2,884	$928

Portfolio turnover rate	15.26%	18.62%	9.03%	19.08%	†
Ratio of expenses to average net assets	1.85%	1.84%	1.82%	1.82%	*
Ratio of net investment loss to average net assets	(.07)%	(.09)%	(.19)%	(.81)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Year Ended January 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$65.06	$64.77	$64.71	$64.81	$65.20

Income (loss) from investment operations:
Net investment income (loss) (2)	1.06	.75	.14	(.12)	(.40)
Net realized and unrealized gain (loss) on investments (3)(4)	.02	.08	(.08)	.02	.01

Total income (loss) from investment operations	1.08	.83	.06	(.10)	(.39)

Less distributions from:
Net investment income	(1.07)	(.54)	—	—	—

Total distributions	(1.07)	(.54)	—	—	—

Net asset value, end of year	$65.07	$65.06	$64.77	$64.71	$64.81

Total return (4)(5)	1.66%	1.28%	.09%	(.15)%	(.60)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$12,630	$15,930	$12,407	$16,458	$20,407

Portfolio turnover rate (6)	55.42%	81.53%	24.81%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.66%	.72%	.72%	.71%	.71%
Before Advisory Fee waiver	1.23%	1.23%	1.22%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	1.62%	1.15%	.22%	(.18)%	(.62)%
Before Advisory Fee waiver	1.05%	.64%	(.28)%	(.68)%	(1.12)%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income (loss) is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s custodian had the effect of increasing net realized and unrealized gain (loss) on investments by $.02 per share and increasing total return by .03% during the year ended January 31, 2016. Without this payment, total return would have been (.63)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.
(6)	Through January 21, 2016, portfolio turnover was not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Year Ended January 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$58.30	$57.29	$58.90	$50.55	$60.50

Income (loss) from investment operations:
Net investment income (2)	2.01	1.99	1.54	2.20	2.48
Net realized and unrealized gain (loss) on investments (3)(4)	2.97	—	(1.26)	8.07	(9.41)

Total income (loss) from investment operations	4.98	1.99	.28	10.27	(6.93)

Less distributions from:
Net investment income	(1.53)	(.98)	(1.89)	(1.74)	(2.57)
Net realized gain on investments	—	—	—	(.18)	(.45)

Total distributions	(1.53)	(.98)	(1.89)	(1.92)	(3.02)

Net asset value, end of year	$61.75	$58.30	$57.29	$58.90	$50.55

Total return (4)(5)	8.58%	3.51%	.48%	20.29%	(11.76)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$21,335	$9,359	$6,491	$11,937	$10,068

Portfolio turnover rate	52.51%	40.36%	29.87%	26.35%	15.63%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.66%	.82%	.84%	.84%	.84%
Before Advisory Fee waiver	1.22%	1.22%	1.22%	1.22%	1.22%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.30%	3.43%	2.63%	3.86%	4.23%
Before Advisory Fee waiver	2.74%	3.03%	2.26%	3.48%	3.85%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.03)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Year Ended January 31,			Eight Months Ended January 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$58.27	$57.27	$58.86	$56.69

Income from investment operations:
Net investment income (2)	1.85	1.84	1.35	1.31
Net realized and unrealized gain (loss) on investments (3)(4)	2.96	.01	(1.21)	2.71

Total income from investment operations	4.81	1.85	.14	4.02

Less distributions from:
Net investment income	(1.36)	(.85)	(1.73)	(1.67)
Net realized gain on investments	—	—	—	(.18)

Total distributions	(1.36)	(.85)	(1.73)	(1.85)

Net asset value, end of period	$61.72	$58.27	$57.27	$58.86

Total return (4)(5)	8.29%	3.26%	.25%	7.06%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$13	$12	$12	$16

Portfolio turnover rate	52.51%	40.36%	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	.91%	1.07%	1.09%	1.09%	*
Before Advisory Fee waiver	1.47%	1.47%	1.47%	1.47%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.05%	3.16%	2.31%	3.34%	*
Before Advisory Fee waiver	2.49%	2.76%	1.94%	2.96%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.26)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Year Ended January 31,			Eight Months Ended January 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$58.14	$57.18	$58.83	$56.69

Income (loss) from investment operations:
Net investment income (2)	1.38	1.39	.91	1.02
Net realized and unrealized gain (loss) on investments (3)(4)	2.96	.02	(1.21)	2.69

Total income (loss) from investment operations	4.34	1.41	(.30)	3.71

Less distributions from:
Net investment income	(.93)	(.45)	(1.35)	(1.39)
Net realized gain on investments	—	—	—	(.18)

Total distributions	(.93)	(.45)	(1.35)	(1.57)

Net asset value, end of period	$61.55	$58.14	$57.18	$58.83

Total return (4)(5)	7.49%	2.49%	(.50)%	6.53%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$12	$11	$11	$11

Portfolio turnover rate	52.51%	40.36%	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.66%	1.82%	1.84%	1.84%	*
Before Advisory Fee waiver	2.22%	2.22%	2.22%	2.22%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.30%	2.41%	1.56%	2.61%	*
Before Advisory Fee waiver	1.74%	2.01%	1.18%	2.23%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (1.01)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Year Ended January 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$56.68	$67.54	$58.52	$53.73	$67.53

Income (loss) from investment operations:
Net investment income (2)	.28	.14	.55	.37	.22
Net realized and unrealized gain (loss) on investments (3)	6.28	(4.85)	13.98	14.07	(10.33)

Total income (loss) from investment operations	6.56	(4.71)	14.53	14.44	(10.11)

Less distributions from:
Net investment income	(.31)	(.11)	(.63)	(.39)	(.95)
Net realized gain on investments	(4.94)	(6.04)	(4.88)	(9.26)	(2.74)

Total distributions	(5.25)	(6.15)	(5.51)	(9.65)	(3.69)

Net asset value, end of year	$57.99	$56.68	$67.54	$58.52	$53.73

Total return (4)	11.91%	(6.68)%	25.82%	26.70%	(15.50)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$24,796	$24,961	$31,309	$28,736	$28,120

Portfolio turnover rate	2.52%	9.98%	3.65%	5.52%	7.22%
Ratio of expenses to average net assets	1.23%	1.23%	1.21%	1.21%	1.21%
Ratio of net investment income to average net assets	.47%	.23%	.88%	.62%	.34%

(1)	Information contained herein is for each share of capital stock outstanding throughout each year.
(2)	Net investment income is based on average shares outstanding during the year.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Year Ended January 31,			Eight Months Ended January 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$56.53	$67.47	$58.50	$60.81

Income (loss) from investment operations:
Net investment income (loss) (2)	.15	(.01)	.32	(.01)
Net realized and unrealized gain (loss) on investments (3)	6.25	(4.84)	14.03	7.25

Total income (loss) from investment operations	6.40	(4.85)	14.35	7.24

Less distributions from:
Net investment income	—	(.05)	(.50)	(.29)
Net realized gain on investments	(4.94)	(6.04)	(4.88)	(9.26)

Total distributions	(4.94)	(6.09)	(5.38)	(9.55)

Net asset value, end of period	$57.99	$56.53	$67.47	$58.50

Total return (4)	11.63%	(6.90)%	25.49%	11.76%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$68	$309	$83	$11

Portfolio turnover rate	2.52%	9.98%	3.65%	5.52%	†
Ratio of expenses to average net assets	1.48%	1.48%	1.46%	1.46%	*
Ratio of net investment income (loss) to average net assets	.26%	(.02)%	.51%	(.01)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Year Ended January 31,			Eight Months Ended January 31, 2017
	2020	2019	2018

Net asset value, beginning of period	$55.64	$66.95	$58.44	$60.81

Income (loss) from investment operations:
Net investment loss (2)	(.31)	(.48)	(.22)	(.33)
Net realized and unrealized gain (loss) on investments (3)	6.15	(4.79)	14.02	7.24

Total income (loss) from investment operations	5.84	(5.27)	13.80	6.91

Less distributions from:
Net investment income	—	—	(.41)	(.02)
Net realized gain on investments	(4.94)	(6.04)	(4.88)	(9.26)

Total distributions	(4.94)	(6.04)	(5.29)	(9.28)

Net asset value, end of period	$56.54	$55.64	$66.95	$58.44

Total return (4)	10.80%	(7.60)%	24.55%	11.20%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$49	$47	$45	$11

Portfolio turnover rate	2.52%	9.98%	3.65%	5.52%	†
Ratio of expenses to average net assets	2.23%	2.23%	2.21%	2.21%	*
Ratio of net investment loss to average net assets	(.53)%	(.77)%	(.34)%	(.76)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$444,280,603	$—	$—	$444,280,603
Silver assets	111,936,705	—	—	111,936,705
Swiss franc assets	—	148,805,854	—	148,805,854
Real estate and natural resource stocks	350,591,800	—	—	350,591,800
Aggressive growth stocks †	360,419,150	—	—	360,419,150
Dollar assets:
Corporate bonds †	—	296,242,530	—	296,242,530
United States Treasury securities	—	219,055,103	—	219,055,103

Total Portfolio	$1,267,228,258	$664,103,487	$—	$1,931,331,745

	65.61%	34.39%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$500,041	$—	$500,041
United States Treasury securities	—	10,001,138	—	10,001,138

Total Portfolio	$—	$10,501,179	$—	$10,501,179

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$16,277,672	$—	$16,277,672
Preferred stocks †	3,003,235	—	—	3,003,235
United States Treasury securities	—	1,999,926	—	1,999,926

Total Portfolio	$3,003,235	$18,277,598	$—	$21,280,833

	14.11%	85.89%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$24,897,930	$—	$—	$24,897,930

Total Portfolio	$24,897,930	$—	$—	$24,897,930

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the year ended January 31, 2020. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the year then ended.

As of January 31, 2020 and during the year then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the year ended January 31, 2020, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest:
Corporate bonds	$10,287,502	$—	$501,491	$—
Swiss franc assets	2,522,545	—	—	—
United States Treasury and Agency securities	6,143,635	330,351	—	—
Dividends	16,402,412	—	208,170	435,908
Other income	861	—	—	—

	$35,356,955	$330,351	$709,661	$435,908

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2020, pursuant to the requirements of the Code.

As of January 31, 2020, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $1,378 of short-term capital loss carryforwards and $814 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $785,904 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had no Post-October losses or Late-Year Ordinary losses.

During the year ended January 31, 2020, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2017 through 2019 or expected to be taken on the Fund’s Portfolios’ 2020 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08, “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the Fund’s financial statements.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 4, 2019, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 3, 2019. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I shares	$.39379	$1.07076	$1.53193	$.31271
Class A shares	.30503	—	1.36371	—
Class C shares	.05764	—	.93222	—

Short-Term Capital Gain Distributions
Class I shares	.03317	—	—	—
Class A shares	.03317	—	—	—
Class C shares	.03317	—	—	—

Long-Term Capital Gain Distributions
Class I shares	.72674	—	—	4.94486
Class A shares	.72674	—	—	4.94486
Class C shares	.72674	—	—	4.94486

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$19,987,817	$225,277	$522,026	$126,323
Long-term capital gain †	34,134,600	—	—	2,009,346

	$54,122,417	$225,277	$522,026	$2,135,669

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

On December 6, 2018, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 4, 2018. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I shares	$.31558	$.53715	$.97936	$.11383
Class A shares	.23552	—	.84956	.05334
Class C shares	.01174	—	.45352	—

Short-Term Capital Gain Distributions
Class I shares	.00201	—	—	—
Class A shares	.00201	—	—	—
Class C shares	.00201	—	—	—

Long-Term Capital Gain Distributions
Class I shares	2.47338	—	—	6.03877
Class A shares	2.47338	—	—	6.03877
Class C shares	2.47338	—	—	6.03877

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$16,571,049	$112,307	$136,429	$46,390
Long-term capital gain †	129,394,024	—	—	2,483,019

	$145,965,073	$112,307	$136,429	$2,529,409

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2020: (i) the Fund’s Permanent Portfolio reclassified $1,652,715 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $16,955 from total distributable earnings to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $24,338 from total distributable loss to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $7,010 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

As of January 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$2,973,042	$27,528	$112,154	$—
Undistributed capital gains (losses)	28,708,054	(2,192)	(785,904)	1,425,502
Post-October and Late-Year Ordinary losses	—	—	—	—
Unrealized appreciation (depreciation) on investments and foreign currencies	431,030,210	4,919	455,864	16,176,126

	$462,711,306	$30,255	$(217,886)	$17,601,628

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 5, 2019 (“Waiver Agreement”), effective through June 1, 2021, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $115,000 by the Fund during the year ended January 31, 2020 for his service as a trustee of the Fund.

Annual Renewal of Investment Advisory Contract (Unaudited)

At an “in person” meeting held on December 5, 2019 (“December Meeting”), the Fund’s Board of Trustees (“Board”), including all of the Fund’s trustees who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Trustees”), unanimously approved the continuation of the Contract for each of the Fund’s Portfolios.

In preparation for consideration of the continuance of the Contract, the Board reviewed a variety of materials provided by Pacific Heights prior to the Board’s September 2019 meeting, including memoranda provided by Pacific Heights responding to information requests from the Independent Trustees and material prepared by an independent third party firm, containing information comparing the expenses of the Fund’s Portfolios to other comparable mutual funds selected by the firm (“Peer Groups”) and information regarding the performance of the Fund’s Portfolios relative to relevant market indices and the performance of the Peer Groups. The Board, and separately, the Independent Trustees, discussed these materials at meetings in September 2019. During the December Meeting, the trustees met with senior management of the Fund and Pacific Heights to further discuss the Contract and the information provided. The Independent Trustees also met again independently during the December Meeting. The Independent Trustees were assisted by counsel that is independent of Fund management and Pacific Heights during their deliberations regarding the Contract, and also received materials discussing the legal standards applicable to their consideration of the proposed continuation of the Contract. The Contract review extended over two regular meetings of the Board to ensure that Fund management and Pacific Heights had time to respond to any questions the Independent Trustees may have had on their initial review of the materials prepared for the Contract review and that the Independent Trustees had time to consider those materials.

In connection with its consideration of the continuation of the Contract, the Board evaluated the terms of the Contract, the overall fairness of the Contract to the Portfolios, and whether the Contract was in the best interests of each Portfolio and its shareholders. The Board considered all factors it deemed relevant with respect to the Portfolios, including: (i) the nature, extent and quality of the services provided by Pacific Heights; (ii) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups (defined below); (iii) the Portfolios’ fees and expenses compared to the fees and expenses of the Peer Groups; (iv) economies of scale and whether fee levels or other factors reflect any such economies of scale for the benefit of Portfolio

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

shareholders; and (v) the profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. The class of shares used for comparative performance analysis was the share class with the longest performance history, which are each Portfolio’s Class I shares. The Board considered that the use of Class I share data generally facilitates a long-term, meaningful comparison for performance analysis purposes. The class of shares used for comparative expense analysis was principally each Portfolio’s Class I shares, which have the lowest expenses of any share class and represented the largest class by assets for each Portfolio. The Board also considered comparative expense information for the Class A shares, where applicable, and noted that while separate comparative expense information had not been provided for the Class C shares, the Board was able to easily analyze that Class’ expenses given the 100 basis point differential in the expense ratios of the Class I and Class C shares. The Board considered that each share class is available for purchase by the general public. While each Trustee may have attributed different weights to the various factors, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board and its Committees throughout the year, as well as specifically in connection with the annual Contract review. The Board members did not identify any particular information or factor that was all-important or controlling.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by Pacific Heights to the Fund. With respect to investment advisory services, the Board considered the overall reputation and capabilities of Pacific Heights, its investment philosophy and decision-making processes, the professional experience and tenure of personnel at Pacific Heights who perform investment research and manage the Portfolios’ investments and the resources devoted to implementation and oversight of each Portfolio’s investment strategy. With respect to non-advisory services, the Board considered, among other things, the professional experience and tenure of Pacific Heights’ management personnel responsible for oversight of Portfolio operations, the responsibilities of these personnel and the level of service provided to the Fund. In this regard, the Board considered the Fund’s compliance program and compliance history and the compliance-related resources provided to the Fund by Pacific Heights. The Board also considered Pacific Heights’ implementation and maintenance of the Fund’s and Pacific Heights’ information security program in light of applicable federal and state law requirements and industry guidance, as well as the services provided by Pacific Heights in implementing the Fund’s liquidity risk management program and N-PORT filing requirements. The Board also considered Pacific Heights’ financial condition. The Board noted that it reviews Pacific Heights’ audited and unaudited financial statements on a regular basis and that Pacific Heights has the financial resources to fulfill its obligations under the Contract.

After reviewing these and other related factors, the Board agreed that Pacific Heights maintained experienced personnel, sufficient infrastructure and resources, and had delivered quality investment advisory, administrative, accounting, compliance and other services to the Fund and could reasonably be expected to continue providing such services at the same levels.

Portfolio Performance

The Board reviewed the short-, intermediate-, and long-term investment performance of each of the Portfolios. The Board noted that, on a quarterly basis, Pacific Heights provides information regarding the performance of each Portfolio and discusses with the Board the factors underlying each Portfolio’s performance. In addition, as part of its review of the Contract, the Board reviewed a report

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

prepared by an independent third-party firm containing information comparing the performance of each Portfolio to other mutual funds selected by the third-party firm as comparable to the Portfolio (each a “Peer Group”) and a similarly selected benchmark index (each, an “Index”) for the one-, three-, five- and ten-year periods ended June 30, 2019. The Board also considered the information provided by the third-party firm regarding its independent methodology for selecting each Portfolio’s Peer Group and performance universe. The Board noted that although there had been no change to the Permanent Portfolio’s investment objective, strategies or portfolio composition, the third-party firm had reclassified the Permanent Portfolio from a “flexible portfolio” fund to an “alternative global macro” fund for the current year and, as a result, its peer comparisons were against a different group of funds than in prior years. The Board further considered that Pacific Heights did not have any input regarding the reclassification. The Board considered the appropriateness of the change to the Peer Group classification. The Board also considered that the much broader performance universe data compiled by the third-party firm may not provide appropriate comparisons for the Portfolios. Using the material prepared by the third-party firm, the Board observed the following with respect to the total return performance (before taxes) of the Portfolios as compared to each of their respective selected Peer Groups and Indices: (i) the Permanent Portfolio’s performance exceeded the average and median performance of its Peer Group for the one-year measurement period, but lagged the average and median performance of its Peer Group for the three-, five- and ten-year periods, and exceeded the performance of its Index for the one-, five- and ten-year measurement periods, but lagged its Index for the three-year period; (ii) except for the Short-Term Treasury Portfolio’s performance for the three-year measurement period where it represented the median performance of its Peer Group, the Portfolio’s performance lagged the average and median performance of its Peer Group for the measurement periods, and lagged the performance of its Index for the measurement periods provided (no Index information was provided for the ten-year measurement period); (iii) the Versatile Bond Portfolio’s performance exceeded the average and median performance of its Peer Group and Index for the three-year measurement period, but lagged the average and median performance of its Peer Group and Index for the one-, five- and ten-year periods; and (iv) the Aggressive Growth Portfolio’s performance exceeded the average and median performance of its Peer Group for the three- and ten-year measurement periods, but lagged for the one- and five-year periods, and lagged its Index for each measurement period. The Trustees also compared each Portfolio’s total return performance (before taxes) against its respective benchmark index(es) for the one-, five-, ten-, fifteen-year and since inception (inception of the Portfolio) periods ended September 30, 2019, and observed the following: (i) the Permanent Portfolio’s performance exceeded the returns of the FTSE 3-Month U.S. Treasury Bill Index for the measurement periods, but lagged the returns of the Standard & Poor’s 500 Composite Stock Index for the measurement periods, except the one-year measurement period, where it exceeded the returns of the Standard & Poor’s 500 Composite Stock Index; (ii) the Short-Term Treasury Portfolio’s performance lagged the returns of the FTSE 3-Month U.S. Treasury Bill Index for the measurement periods; (iii) the Versatile Bond Portfolio’s performance exceeded the returns of the Bloomberg Barclay’s Global Aggregate (Excluding Securitized) Bond Index for the five- and ten-year measurement periods, but lagged for the one-, fifteen-year and since inception periods; and (iv) the Aggressive Growth Portfolio’s performance lagged the returns of the Standard & Poor’s 500 Composite Stock Index and the Dow Jones Industrial Average for the measurement periods, except the since inception measurement period, where it exceeded the performance of the Standard & Poor’s 500 Composite Stock Index. The Board observed that neither the Portfolios’ benchmark indices nor the third-party firm’s selected Indices reflect deductions for any fees, expenses or taxes.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Portfolio Fees and Expenses

The Board reviewed the Advisory Fee payable by each Portfolio, as well as each Portfolio’s overall expense ratio. Using the report prepared by the third-party firm, the Board considered each Portfolio’s Advisory Fee and overall expense ratio against the median of the advisory fees and overall expense ratios for such Portfolio’s Peer Group and observed the following: (i) for the Permanent Portfolio, its Advisory Fee was higher than the median in its Peer Group, and its overall expense ratio was lower than the median in its Peer Group; (ii) for the Short-Term Treasury Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group and its overall expense ratio was lower than the median in its Peer Group; (iii) for the Versatile Bond Portfolio (after fee waivers), its Advisory Fee was higher than the median in its Peer Group and its overall expense ratio was higher than the median in its Peer Group; and (iv) for the Aggressive Growth Portfolio, its Advisory Fee was higher than the median in its Peer Group and its overall expense ratio was lower than the median in its Peer Group. In considering the Portfolios’ expense ratios, the Board considered that the Versatile Bond Portfolio was the smallest and the Short-Term Treasury Portfolio was the second smallest fund by asset size in its respective Peer Group, and that larger funds may have a greater opportunity to achieve lower expenses through economies of scale. In reviewing expenses, the Board considered that the impact of the lower expense cap instituted in December 2018 for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio was not fully reflected in the expense comparisons prepared by the third-party firm because such expense comparisons were based on information in the Portfolios’ annual report as of January 31, 2019. In this regard, the Board considered that had the current expense cap been reflected in the expense comparisons for the Versatile Bond Portfolio for a full fiscal year, its overall expense ratio would have been below the median in its Peer Group. In reviewing expenses, the Board also considered the positive impact of fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio and Pacific Heights’ willingness to continue those fee waivers at current rates. The Board considered that while the Aggressive Growth Portfolio was not subject to an expense cap, based on the third-party information, its overall expense ratio was lower than the median in its Peer Group. The Board considered that at January 31, 2019 as compared to January 31, 2018, the overall expense ratios of the Permanent Portfolio and Aggressive Growth Portfolio had increased slightly, the overall expense ratio of the Short-Term Treasury Portfolio had remained unchanged and the overall expense ratio of the Versatile Bond Portfolio had decreased slightly. The Board further noted that the overall expense ratios of the Short-Term Treasury Portfolio and the Versatile Bond Portfolio for the six months ended July 31, 2019 were both lower than their respective expense ratios at January 31, 2019 as a result of the lower contractual expense caps that became effective for those Portfolios in December 2018.

In reviewing the third-party firm materials, the Board noted that, unlike the mutual funds comprising the Portfolios’ Peer Groups, the Portfolios operate under a unitary fee structure whereby many of the Portfolios’ ordinary operating expenses are paid by Pacific Heights out of its Advisory Fee rather than directly by the Portfolios. The Board considered that most mutual funds do not operate under a unitary fee structure and pay service providers directly for many of these expenses. The Board noted the difficulty of comparing the Portfolios to non-unitary fee funds and observed that, given the Portfolios’ unitary fee structure, the Portfolios’ other ordinary operating expenses were minimal, an observation borne out by the fact that the non-management expenses for each of the Portfolios were the lowest or among the lowest in each Portfolio’s respective Peer Group. As a result, the Board placed greater value on the data comparing each Portfolio’s overall expense ratio to the overall expense ratios of other funds in its Peer Group. The Board also observed that the unitary fee provides predictability of Portfolio expenses at various asset levels

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

and shifts certain risks to Pacific Heights for expenses covered under the unitary fee. The Board also considered that economies of scale which could result from an increase in a fund’s assets may benefit the fund’s investment adviser in the case of a unitary fee.

Economies of Scale and Whether Fee Levels Reflect Economies of Scale

The Board next considered each Portfolio’s fee structure and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders. The Board recognized that one method to help ensure that shareholders share in economies of scale is to include breakpoints in a fund’s advisory fee schedule. The Board noted that the Contract has breakpoints that provide for a reduction of the Advisory Fee as assets increase and that the Advisory Fee Waiver and Expense Assumption Agreement dated December 7, 2018 (“Existing Waiver Agreement”) provided for fee waivers for the Short-Term Treasury Portfolio and the Versatile Bond Portfolio before any breakpoints contemplated by the Contract had been reached. The Board considered that Pacific Heights proposed to continue the Existing Waiver Agreement on the same terms through June 1, 2021 for the Advisory Fee paid by each of the Short-Term Treasury Portfolio and the Versatile Bond Portfolio (“Waiver Agreement”). The Board also considered that under the Waiver Agreement, Pacific Heights is not eligible for reimbursement of any amounts waived under the agreement. The Board also considered the substantial investments made by Pacific Heights in past years in assuming the costs of the shareholder solicitation to reorganize the Fund as a Delaware statutory trust and change certain Portfolios’ fundamental investment strategies to permit greater flexibility, as well as Pacific Heights’ ongoing investments in compliance, technology, facilities, infrastructure and personnel as ways to provide high quality services to the Portfolios and their shareholders.

After reviewing these and other related factors, the Board agreed that the terms of the Waiver Agreement were appropriate and that the current fee arrangements and Pacific Heights’ investment in its business to benefit the Portfolios continued to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

Profitability and Other Benefits to Pacific Heights

In analyzing Pacific Heights’ cost of services and profitability, the Board considered the information provided throughout the year in Pacific Heights’ audited and unaudited financial statements on revenues earned and expenses incurred by Pacific Heights, before and after the payment by Pacific Heights of distribution-related expenses. As part of its annual review of the Contract, the Board also reviewed a profitability analysis provided by Pacific Heights that compares Pacific Heights’ profitability for the six months ended June 30, 2019 and the year ended December 31, 2018, to that of certain publicly traded investment advisers as of their most recently reported fiscal year ends. In reviewing Pacific Heights’ profitability, the Board observed that: (i) Pacific Heights provides, directly or through third parties, all of the services necessary for the Portfolios’ operations, and that the Advisory Fee paid to Pacific Heights reflects these obligations; (ii) the Permanent Portfolio’s overall expense ratio was lower than the median; and (iii) Pacific Heights’ financial health had allowed it to make significant investments back into the Fund and Pacific Heights for the benefit of the Portfolios. The Board also acknowledged continued support of Portfolio distribution through Pacific Heights’ sales personnel and marketing efforts, despite a decline in the Fund’s net assets over the last several years. The Board considered that, as a business matter, Pacific Heights is entitled to earn a reasonable level of profit for the services it provides to the Fund and the entrepreneurial risk that it assumes as the adviser to the Portfolios.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

The Board also considered any “fall-out” or ancillary benefits likely to accrue to Pacific Heights from its relationship with the Portfolios, including greater exposure in the marketplace with respect to Pacific Heights’ investment process and increasing assets under management in the Portfolios. The Board noted that Pacific Heights’ sole business is to manage the Fund and its Portfolios; therefore, any “fall-out” benefits likely to accrue to Pacific Heights would also likely benefit the Fund and its Portfolios.

Based on the information presented, reviewed and discussed, the Board considered the following factors and reached the following conclusions:

1.

The nature, extent and quality of the services provided by Pacific Heights. Conclusion: Pacific Heights had provided and could reasonably be expected to continue to provide an appropriate level of service to each Portfolio.

2.

The investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups. Conclusion: the Permanent Portfolio’s performance was satisfactory taking into account its investment objective and fundamental asset allocation strategy; the Short-Term Treasury Portfolio’s performance had been impacted by its prior fundamental investment strategy and the prolonged period of historically low interest rates, but had improved under its new, non-fundamental investment strategy and the interest rate environment; the Versatile Bond Portfolio’s performance was satisfactory; and the Aggressive Growth Portfolio’s performance was satisfactory.

3.

The Portfolios’ fees and expenses. Conclusion: the Advisory Fee payable by each of the Portfolios was fair and reasonable given the nature and quality of the services provided. The overall expense ratios of the Portfolios compared to their Peer Groups were reasonable given the size of the Portfolios.

4.

Economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders. Conclusion: the current fee arrangements and other investments made by Pacific Heights continue to provide appropriate sharing of economies of scale between Portfolio shareholders and Pacific Heights.

5.

The profit or loss realized by Pacific Heights and any “fall-out” benefits to Pacific Heights from its relationship with the Portfolios. Conclusion: the profitability of the Contract to Pacific Heights is reasonable. Any “fall-out” benefits accruing to Pacific Heights by virtue of its relationship with the Portfolios is reasonable in relation to the value of the services that Pacific Heights provides to the Portfolios.

Based on the foregoing, the Board, including its Independent Trustees, unanimously approved the Waiver Agreement and the continuation of the Contract.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2020:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$208,939,478	$3,496,566	$17,305,826	$648,008
Sales	420,569,879	6,650,000	8,111,030	3,997,695

The Fund’s Permanent Portfolio also sold $40,957,116 of gold and $18,228,994 of silver during the year ended January 31, 2020.

6.	NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of January 31, 2020 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$375,029,252	$5,321	$562,479	$17,406,485
Investments other than securities	197,020,259	—	—	—

	572,049,511	5,321	562,479	17,406,485
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(141,172,185)	(402)	(106,615)	(1,230,359)
Investments other than securities	—	—	—	—

	(141,172,185)	(402)	(106,615)	(1,230,359)

Net unrealized appreciation of investments	$430,877,326	$4,919	$455,864	$16,176,126

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that, except for any uncertainties surrounding COVID-19 and its contagion to the economy, financial system and markets, there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements. The Fund continues to evaluate the effect on its investments and operations of COVID-19 and the mitigating activities undertaken to combat it, including mandates from federal, state and local authorities. The Fund’s financial statements do not contain any adjustments relating to these uncertainties, and their ultimate impact on the Fund, its investments and operations are not readily determinable at this time.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

Permanent Portfolio Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds (“Fund,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Fund as of January 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Portfolios of the Fund since 2000.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of January 31, 2020 by correspondence with the custodian and brokers, and a physical observation of the Permanent Portfolio’s gold and silver inventory count as of January 31, 2020. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

March 30, 2020

ADDITIONAL INFORMATION

Other Information (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2019 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

In addition to the Schedules of Investments provided in the Fund’s Semi-Annual and Annual Report to Shareholders, each of the Fund’s Portfolios files its complete schedule of portfolio holdings with the SEC on Form N-PORT as of the first and third fiscal quarters. The Portfolios’ Form N-PORTs are available on the SEC’s website at http://www.sec.gov. The Form N-PORTs may also be reviewed and copied at the SEC’s Public Reference Room, located at 100 F Street, N.E., Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800)-SEC-0330.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended January 31, 2020 (Unaudited)

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees pursuant to the Rule 12b-1 Plan (if applicable) and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at July 31, 2019 and held for the entire six months ended January 31, 2020.

Actual Expenses

The first line with respect to each share class of each Portfolio on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2020. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended January 31, 2020” to estimate the expenses you paid on your account during the six months ended January 31, 2020.

Hypothetical Example for Comparison Purposes

The second line with respect to each share class of each Portfolio on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2020. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees (if applicable). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued on following page.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended January 31, 2020 (Unaudited)

	Beginning Account Value July 31, 2019	Ending Account Value January 31, 2020	Expenses Paid During Six Months Ended January 31, 2020 *	Annualized Net Expense Ratio *
Permanent Portfolio®
Class I shares (PRPFX)
Actual	$1,000.00	$1,022.74	$4.33	.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.92	6.26	.85%
Class A shares (PRPDX)
Actual	1,000.00	1,020.77	5.60	1.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60	1.10%
Class C shares (PRPHX)
Actual	1,000.00	1,014.92	9.40	1.85%
Hypothetical (5% return before expenses)	1,000.00	1,015.88	9.40	1.85%

Short-Term Treasury Portfolio
Class I shares (PRTBX)
Actual	$1,000.00	$999.90	$3.33	.66%
Hypothetical (5% return before expenses)	1,000.00	1,021.88	3.36	.66%

Versatile Bond Portfolio
Class I Shares (PRVBX)
Actual	$1,000.00	$1,015.88	$3.35	.66%
Hypothetical (5% return before expenses)	1,000.00	1,021.88	3.36	.66%
Class A Shares (PRVDX)
Actual	1,000.00	1,013.91	4.62	.91%
Hypothetical (5% return before expenses)	1,000.00	1,020.62	4.63	.91%
Class C Shares (PRVHX)
Actual	1,000.00	1,008.17	8.40	1.66%
Hypothetical (5% return before expenses)	1,000.00	1,016.84	8.44	1.66%

Aggressive Growth Portfolio
Class I Shares (PAGRX)
Actual	$1,000.00	$1,025.21	$6.28	1.23%
Hypothetical (5% return before expenses)	1,000.00	1,019.00	6.26	1.23%
Class A Shares (PAGDX)
Actual	1,000.00	1,023.34	7.55	1.48%
Hypothetical (5% return before expenses)	1,000.00	1,017.74	7.53	1.48%
Class C Shares (PAGHX)
Actual	1,000.00	1,017.59	11.29	2.23%
Hypothetical (5% return before expenses)	1,000.00	1,014.01	11.27	2.23%

*

The dollar amounts shown as expenses paid during the period then ended are equal to the annualized six month net expense ratio multiplied by the applicable Portfolio’s average account value during the period, multiplied by the number of days in the period (184) divided by the number of days in the Portfolio’s fiscal year (365) (to reflect the one-half year period). For all share classes, hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the period (184) divided by the number of days in the Portfolio’s fiscal year (365).

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ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

All of the Fund’s trustees and officers may be reached c/o Permanent Portfolio Family of Funds, 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No trustee or officer has any family relationship with another and each of the Fund’s trustees will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Trustees and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s trustees and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s trustees and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

Independent Trustees

HUGH A. BUTLER

Trustee	Age 67

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a trustee of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Trustee	Age 80

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a trustee of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

Continued on following page.

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

Interested Trustees and Officers*

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Trustee	Age 57

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a trustee of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	Age 65

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	Age 65

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2010. Previously, Ms. Freund served as an independent consultant to various asset management firms from 2009 through 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

Annual Report

Year Ended January 31, 2020

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

50 South 16th Street

Philadelphia, Pennsylvania 19102

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	03/20

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2020 Permanent Portfolio Family of Funds. All rights reserved.